Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Unvested Restricted Stock Unvested

The following table sets forth the LTIP activity for the periods indicated (in thousands, except per share amounts):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at December 31, 2018	760	$11.12
Granted	-
Vested	-
Forfeited	-
Unvested at March 31, 2019	760	$11.12